Average Annual Total Returns{- Fidelity Flex® Mid Cap Growth Fund} - 11.30 Fidelity Flex Mid Cap Growth Fund PRO-06 - Fidelity Flex® Mid Cap Growth Fund	Fidelity Flex Mid Cap Growth Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Mid Cap Growth Fund-Default Return Before Taxes Since Inception		Fidelity Flex Mid Cap Growth Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Mid Cap Growth Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Mid Cap Growth Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Mid Cap Growth Fund-Default After Taxes on Distributions and Sales Since Inception		RS012 Past 1 year	RS012 Since Inception
Total	47.19%	22.63%	[1]	42.01%	16.22%	[1]	29.34%	16.56%	[1]	35.59%	21.02%	[1]

[1]	(a)From March 8, 2017